Operating Expenses (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
General and administrative	$ 9,717,296		$ 10,713,535		$ 31,554,670	$ 29,251,275	$ 47,289,538	$ 8,813,918
Allowance for accounts receivable and notes receivable	722,456		460,358		3,303,791	546,975	4,677,134	0
Sales and marketing	2,687,884	$ 2,687,884	2,478,499	$ 2,478,499	9,812,259	37,901,914	42,572,823	0
Salaries and benefits	9,149,250		8,455,719		29,039,258	26,271,625	36,864,880	0
Share-based compensation	1,061,119		3,612,656		4,764,289	17,450,820	20,456,297	0
Lease expense	1,940,550		1,035,901		5,807,447	3,165,803	4,956,969	0
Depreciation of property and equipment and amortization of right-of-use assets	1,139,282		909,111		2,982,641	2,367,810	3,890,425	0
Amortization of intangible assets	10,420,607		3,271,209		20,772,458	11,806,979	23,725,337	0
Loss from operations	$ 36,838,444		$ 30,936,988		$ 108,036,813	$ 128,763,201	$ 184,433,403	$ 8,813,918